Allowance for Credit Losses (By Loan Class) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Balance at the beginning of the period	$ 110,374	$ 109,059	$ 60,278
Losses charged to allowance	(9,479)	(9,024)	(9,574)
Recoveries credited to allowance	3,426	2,384	2,629
Net (losses) recoveries charged to allowance	(6,053)	(6,640)	(6,945)
Credit loss expense	21,651	7,955	45,379
Balance at the end of the period	125,972	110,374	109,059
ASU 2016-13
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Balance at the beginning of the period			10,347
Commercial, financial and agricultural | Domestic | Commercial.
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Balance at the beginning of the period	23,178	21,908	11,145
Losses charged to allowance	(9,050)	(8,083)	(8,936)
Recoveries credited to allowance	2,894	1,943	2,191
Net (losses) recoveries charged to allowance	(6,156)	(6,140)	(6,745)
Credit loss expense	9,706	7,410	13,261
Balance at the end of the period	26,728	23,178	21,908
Commercial, financial and agricultural | Domestic | Commercial. | ASU 2016-13
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Balance at the beginning of the period			4,247
Commercial, financial and agricultural | Domestic | Commercial real estate: farmland & commercial
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Balance at the beginning of the period	35,654	30,000	16,533
Losses charged to allowance	(16)	(364)	(55)
Recoveries credited to allowance	27	171	117
Net (losses) recoveries charged to allowance	11	(193)	62
Credit loss expense	809	5,847	17,697
Balance at the end of the period	36,474	35,654	30,000
Commercial, financial and agricultural | Domestic | Commercial real estate: farmland & commercial | ASU 2016-13
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Balance at the beginning of the period			(4,292)
Commercial, financial and agricultural | Domestic | Commercial real estate: multifamily
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Balance at the beginning of the period	3,291	5,051	1,786
Credit loss expense	503	(1,760)	3,620
Balance at the end of the period	3,794	3,291	5,051
Commercial, financial and agricultural | Domestic | Commercial real estate: multifamily | ASU 2016-13
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Balance at the beginning of the period			(355)
Obligations of states and political subdivisions | Domestic | Commercial Real Estate: other construction and land development
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Balance at the beginning of the period	35,390	37,612	18,152
Losses charged to allowance	(2)	(2)	(19)
Recoveries credited to allowance	123		35
Net (losses) recoveries charged to allowance	121	(2)	16
Credit loss expense	9,173	(2,220)	6,053
Balance at the end of the period	44,684	35,390	37,612
Obligations of states and political subdivisions | Domestic | Commercial Real Estate: other construction and land development | ASU 2016-13
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Balance at the beginning of the period			13,391
Real estate - mortgage | Domestic | Residential: first lien
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Balance at the beginning of the period	4,073	3,874	3,762
Losses charged to allowance	(160)	(373)	(160)
Recoveries credited to allowance	240	60	21
Net (losses) recoveries charged to allowance	80	(313)	(139)
Credit loss expense	606	512	1,831
Balance at the end of the period	4,759	4,073	3,874
Real estate - mortgage | Domestic | Residential: first lien | ASU 2016-13
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Balance at the beginning of the period			(1,580)
Real estate - mortgage | Domestic | Residential Junior Lien
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Balance at the beginning of the period	7,754	9,570	7,535
Losses charged to allowance	(28)	(25)	(124)
Recoveries credited to allowance	104	164	186
Net (losses) recoveries charged to allowance	76	139	62
Credit loss expense	454	(1,955)	2,402
Balance at the end of the period	8,284	7,754	9,570
Real estate - mortgage | Domestic | Residential Junior Lien | ASU 2016-13
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Balance at the beginning of the period			(429)
Consumer | Domestic
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Balance at the beginning of the period	272	291	542
Losses charged to allowance	(223)	(176)	(280)
Recoveries credited to allowance	38	46	69
Net (losses) recoveries charged to allowance	(185)	(130)	(211)
Credit loss expense	194	111	185
Balance at the end of the period	281	272	291
Consumer | Domestic | ASU 2016-13
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Balance at the beginning of the period			(225)
Foreign. | Foreign
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Balance at the beginning of the period	762	753	823
Losses charged to allowance		(1)
Recoveries credited to allowance			10
Net (losses) recoveries charged to allowance		(1)	10
Credit loss expense	206	10	330
Balance at the end of the period	$ 968	$ 762	753
Foreign. | Foreign | ASU 2016-13
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Balance at the beginning of the period			$ (410)